Cover	Jun. 08, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40503
Entity Registrant Name	NET POWER INC.
Entity Central Index Key	0001845437
Entity Tax Identification Number	98-1580612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	404 Hunt Street
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27701
City Area Code	919
Local Phone Number	287-4750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NPWR
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	NPWR WS
Security Exchange Name	NYSE